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ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

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06060578

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

3 PROCESSED OCT 30 2006 THOMSON FINANCIAL

SEC MAIL PROCESSING RECEIVED OCT 10 2006 WASH, D.C. 203 SECTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Confidential Private Placement Memorandum Greater Ohio Ethanol, LLC

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [✓] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [✓] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)
Greater Ohio Ethanol, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
212 North Elizabeth Street, Lima, Ohio 45801 (419) 331-2676

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)

Brief Description of Business
To buy, sell, develop and lease commercial and industrial properties in connection with the production of Ethanol and perform all acts consistent therewith.

JM

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	214	$ 13,150,000.00
Non-accredited Investors	35	$ 2,000,000.00
Total (for filings under Rule 504 only)	249	$ 15,150,000.00

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0.00
Printing and Engraving Costs	[✓]	$ 10,000.00
Legal Fees	[✓]	$ 70,000.00
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$ 0.00
Other Expenses (identify) Miscellaneous Office Expense	[✓]	$ 20,000.00
Total	[ ]	$ 100,000.00

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $-- 24,900,000.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[✓] $ 600,000.00	[✓] $ 4,300,000.00
Purchase of real estate	[] $	[✓] $ 1,000,000.00
Purchase, rental or leasing and installation of machinery and equipment	[] $	[✓] $ 6,600,000.00
Construction or leasing of plant buildings and facilities	[] $	[✓] $ 12,000,000.00
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[] $	[] $
Repayment of indebtedness	[✓] $ 200,000.00	[] $
Working capital	[] $	[] $
Other (specify): Miscellaneous Office Expense	[✓] $ 200,000.00	[] $
	[] $	[] $
Column Totals	[] $	[] $
Total Payments Listed (column totals added)	[✓] $ 24,900,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Greater Ohio Ethanol, LLC	Gregory A. Kruger	9/29/06
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Gregory A. Kruger	Managing Director	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE